Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000024633 [Member] | Other Assets And Liabilities Net Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)	[1],[2]
C000024633 [Member] | One Hundred Eighty One Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%	[2]
C000024633 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[2]
C000024633 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[2]
C000024633 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[2]
C000024633 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.94%	[2]
C000024633 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)	[1],[3]
C000024633 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.93%	[3]
C000024633 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%	[3]
C000024633 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.62%	[3]
C000024632 [Member] | Other Assets And Liabilities Net Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)	[4],[5]
C000024632 [Member] | One Hundred Eighty One Days or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%	[5]
C000024632 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%	[5]
C000024632 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[5]
C000024632 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[5]
C000024632 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.94%	[5]
C000024632 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)	[4],[6]
C000024632 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.93%	[6]
C000024632 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%	[6]
C000024632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.62%	[6]

[1]	Assets, other than investments in securities, less liabilities.
[2]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.
[4]	Assets, other than investments in securities, less liabilities.
[5]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[6]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.